Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of presentation
a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Reclassifications
b)	Reclassifications

The Company changed the presentation of revenue within its consolidated statements of operations retrospecitvely. Disaggregation of revenue has been changed due to the business development. Amounts for the comparative prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported net income or financial position and do not represent a restatement of any previously reported financial results.

Principles of consolidation
c)	Principles of consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Use of estimates
d)	Use of estimates

The preparation of the Group’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, impairment assessment on goodwill and long-lived assets, long-term investments, valuation of warrant liabilities at fair value.

Convenience Translation
e)	Convenience Translation

Translations of balances in the condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive loss and condensed consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.1636 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2025. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

Fair value measurements
f)	Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, prepayment and other current assets, long-term investments, short-term borrowings, accounts payable, other payables and other liabilities of which the carrying values approximate their fair value due to their short term in nature and other liabilities.

The fair value of warrant liability was determined using the Black Scholes Model, with level 3 inputs (Note 15).

Accounts and notes receivables, net
g)	Accounts and notes receivables, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. The Group’s accounts receivable and other receivables are within the scope of ASC Topic 326. To estimate expected credit losses, the Group has identified the relevant risk characteristics of the receivables which include size and nature. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions and future economic conditions (external data and macroeconomic factors). This is assessed at each quarter based on the Group’s specific facts and circumstances. There have been no significant changes in the assumptions since adoption. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Notes receivable represents notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity.

Goodwill
h)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill as of December 31, 2024 and June 30, 2025 was related to its acquisition of Longye in January 2020. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group has one reporting unit within the entity at which goodwill is monitored for internal management purposes. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Nil and nil impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.

If the Group reorganizes its reporting structure in a manner that changes the composition of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Impairment of long-lived assets
i)	Impairment of long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The Group recognized RMB0.3 million and nil impairment charge related to long-lived assets for the six months ended June 30, 2024 and 2025, respectively.

Revenue recognition
j)	Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation

Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

The auto show business has been fully transformed into an agency model in July 2024. The Group’s agency service is developed from the original auto show service. The difference is that the Group arrange, decorate and provide booth space by ourselves in the original auto show service and collect the admission fee, but now the Group entrust the service to the agent, and at the same time to provide promotion services to the agent, and charge the service fee. The Group is considered to be an agent in accordance with ASC 606 and revenue is recognized over the period of the contract.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Online marketing services revenue

The Group’s online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services, (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. (“Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group identified only one performance obligation that is to provide the industry customers with arranging, decorating and providing the platform for live show. The Group charges a fixed admission fee per live streaming promotion event from its industry customers. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Social CRM cloud services revenue

On January 13, 2020, the Company completed the acquisition of Longye, a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group’s multi-tenant software without taking possession of the software. The Group identified the only one performance obligation that is to provide integrated cloud services to industry customers. The Group initially records the subscription and support services fee as deferred revenue upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. The subscription and support services revenue are recognized on a straight-line basis over the period of the contract when the services are provided.

Referral service for distribution platform revenue

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu”) to use the membership services of a Baidu’s auto content distribution platform. The Group identified only one performance obligation that is to provide referral service to Baidu. The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. The Group is considered to be an agent in accordance with ASC 606 and revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform.

Other revenue

For the marketing information services, the Group generates consumers’ demand information through its online channels and provides to the industry customers upon consumers’ consent. The Group identified only one performance obligation that is to provide consumer’s demand information to the industry customers. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers’ demand information.

For the proxy advertising services, with the development of network economy, online advertising has become a trend. The Group’s clients pays for ads posting to promote their brand images. The Group connect demands for our clients with popular online platform, such as Tiktok, Kuaishou, Toutiao and etc, to showcase our clients’ brands, services or products. It’s the most efficient way for the clients to attract more attention. In practice, an account is set up on the platform for the client and the client notifies us to recharging the account when the account is activated. The client will get access to the account, determine when, where or how long to post the ads on its own and operate posting in the account. When the client posts an ad, the platform charges the account. The Group is considered to be an agent in accordance with ASC 606 and revenue is recognized over the period of the contract.

Contract balances

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all auto show revenue and referral service for commercial bank revenue and SaaS revenue are recognized over time during the six months ended June 30, 2024 and 2025.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Taxation
k)	Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2024 and June 30, 2025.

Warrant liability
l)	Warrant liability

In connection with the issuances of ordinary shares, the Group issued warrants to purchase ordinary shares. The Group evaluates the warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity. Warrants recorded as liabilities are recorded at their fair value and remeasured on each reporting date with change in estimated fair value of warrant liability in the condensed consolidated statement of operations and comprehensive loss.

Concentrations and Risks
m)	Concentrations and Risks

Advertising and promotional service provider

The Group relied on advertising and promotional service providers and their affiliates for advertising and promotional service to support its operations during the six months ended June 30, 2024 and 2025. Total number of advertising and promotional service providers accounting for more than 10% is four and four for the six months ended June 30, 2024 and 2025, respectively.

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash and accounts and notes receivable. As of December 31, 2024 and June 30, 2025, all of the Group’s cash and cash equivalents and restricted cash were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

There were nil and one customers whose receivable balances exceeded 10% of the total accounts receivable balances of the Group as December 31, 2024 and June 30, 2025, respectively.

There was one customer whose revenue accounted for 11.5% of the total revenue of the Group for the six months ended June 30, 2024. There were four customers whose revenue accounted for 32.1%, 19.4%, 13.4% and 10.0% of the total revenue of the Group for the six months ended June 30, 2025.